Equipment Lease Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Leases [Abstract]
Equipment Lease Obligations

9. Equipment Lease Obligations

The Company entered into various lease arrangements to lease equipment. The equipment with a cost of $2,853 has been capitalized and included in the Company’s property, plant and equipment. Depreciation expense under capital lease assets was approximately $73 for each of the three months and $219 for each of the nine months ended September 30, 2016 and 2015, respectively.

Future minimum lease payments for equipment lease obligations as of September 30, 2016 are as follows:

Period ending September 30,	Amount
2017	$768
2018	669

Total minimum lease payments	1,437
Amount representing interest at 4.8%—6.3%	(81)

Present value of payments	1,356
Less: current portion	(707)

Total equipment financing obligations, net of current portion	$649

8. Equipment Financing Obligations

The Company entered into various arrangements to finance equipment. Accordingly, the equipment with a cost of $2,853 has been capitalized and included in the Company’s property, plant and equipment for year ended December 31, 2015. Depreciation expense under equipment financing obligation assets was $366 and $245 for the years ended December 31, 2015 and 2014, respectively.

Future annual payments for equipment financing obligations at December 31, 2015 are as follows:

Year Ending December 31,	Amount
2016	$483
2017	720
2018	588
2019	—
2020	—

Total payments	1,791
Less: amount representing interest at 4.8%—6.3%	136

Present value of payments	1,655
Less: current portion	409

Equipment financing obligations, net of current portion	$1,246